COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Estimated Future Payments Under Natural Gas Contracts [Abstract]
Schedule Of Estimated Future Payments Under Natural Gas Contracts
Sempra Energy Consolidated
	Storage and
(Dollars in millions)	Transportation	Natural Gas(1)	Total(1)
2014	$242	$162	$404
2015	239	4	243
2016	226	4	230
2017	220	4	224
2018	202	4	206
Thereafter	361	16	377
Total minimum payments	$1,490	$194	$1,684
(1)	Excludes amounts related to LNG purchase agreements as discussed below.

SoCalGas
(Dollars in millions)	Transportation	Natural Gas	Total
2014	$126	$57	$183
2015	120	1	121
2016	111	1	112
2017	107	1	108
2018	89	1	90
Thereafter	157	―	157
Total minimum payments	$710	$61	$771

Schedule Of Payments Under Natural Gas Contracts [Abstract]
Schedule Of Payments Under Natural Gas Contracts
	Years ended December 31,
(Dollars in millions)	2013	2012	2011
Sempra Energy Consolidated	$1,680	$1,345	$1,991
SoCalGas	1,464	1,222	1,810

Schedule Of Payments Under Purchased Power Contracts [Abstract]
Schedule Of Payments Under Purchased Power Contracts
	Years ended December 31,
(Dollars in millions)	2013	2012	2011
Sempra Energy Consolidated	$1,377	$1,205	$918
SDG&E	570	381	346

Schedule Of Estimated Future Payments Under Purchased Power Contracts [Abstract]
Schedule Of Estimated Future Payments Under Purchased Power Contracts
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E
2014	$1,328	$471
2015	1,473	543
2016	1,487	524
2017	1,494	517
2018	1,483	488
Thereafter	11,826	6,349
Total minimum payments(1)	$19,091	$8,892
(1)	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

Schedule Of Operating Leases Rent Expense [Abstract]
Schedule Of Operating Leases, Rent Expense
	Years ended December 31,
(Dollars in millions)	2013	2012	2011
Sempra Energy Consolidated	$81	$74	$77
SDG&E	23	20	18
SoCalGas	31	26	35

Schedule Of Operating Leases Future Minimum Payments Due [Abstract]
Schedule Of Operating Leases, Future Minimum Payments Due
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2014	$85	$23	$32
2015	83	22	32
2016	71	22	25
2017	74	20	30
2018	69	17	28
Thereafter	576	91	174
Total future rental commitments	$958	$195	$321

Schedule Of Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments [Abstract]
Schedule Of Capital Leases, Future Minimum Payments, Present Value Of Net Minimum Payments
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2014	$4	$2	$2
2015	1	1	―
Total minimum lease payments	$5	$3	$2
Present value of net minimum lease payments(1)	$5	$3	$2
(1) Excludes negligible amounts of interest.

(Dollars in millions)
	2014	$24
	2015	24
	2016	24
	2017	24
	2018	24
	Thereafter	394
	Total minimum lease payments(1)	514
	Less: estimated executory costs	(84)
	Less: interest(2)	(254)
	Present value of net minimum lease payments(3)	$176
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $3 million in Current Portion of Long-Term Debt and $173 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2013.

Schedule Of Environmental Remediation Costs Capitalized In Period [Abstract]
Schedule Of Environmental Remediation Costs, Capitalized In Period
	Years ended December 31,
	2013	2012	2011
Sempra Energy Consolidated(1)	$31	$92	$144
SDG&E	13	77	130
SoCalGas	15	12	13
(1)	In cases of non-wholly owned affiliates, includes only our share.

Schedule Of Environmental Remediation Costs Status Of Remediation Sites [Abstract]
Schedule Of Environmental Remediation Costs, Status Of Remediation Sites
	# Sites	# Sites
	Completed(1)	In Process
SDG&E
Manufactured-gas sites	3	―
Third-party waste-disposal sites	2	3
SoCalGas
Manufactured-gas sites	39	3
Third-party waste-disposal sites	5	1
(1)	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.

Schedule Of Environmental Loss Contingencies By Site [Abstract]
Schedule of Environmental Loss Contingencies by Site
		Waste	Former Fossil-	Other
	Manufactured-	Disposal	Fueled Power	Hazardous
	Gas Sites	Sites (PRP)(1)	Plants	Waste Sites	Total
SDG&E(2)(3)	$ ―	$ ―	$5.2	$0.4	$5.6
SoCalGas(3)	14.7	0.2	―	0.2	15.1
Other	2.2	1.2	―	0.8	4.2
Total Sempra Energy	$16.9	$1.4	$5.2	$1.4	$24.9
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Does not include SDG&E’s liability for SONGS marine mitigation.
(3)	This includes $5.5 million at SDG&E and $15.1 million at SoCalGas related to hazardous waste sites subject to the Hazardous Waste Collaborative mechanism approved by the CPUC in 1994. This mechanism permits California’s IOUs, including the California Utilities, to recover in rates 90 percent of hazardous waste cleanup costs and related third-party litigation costs, and 70 percent of the related insurance-litigation expenses for certain sites. In addition, the California Utilities have the opportunity to retain a percentage of any recoveries from insurance carriers and other third parties to offset the cleanup and associated litigation costs not recovered in rates.

Schedule Of Build To Suit Lease Future Minimum Payments Due [Abstract]
Schedule Of Build To Suit Lease Future Minimum Payments Due
(Dollars in millions)
2014	$	―
2015		4
2016		10
2017		10
2018		10
Thereafter		277
Total future payments		$311